Annual Fund Operating Expenses - Destinations Real Assets Fund	Nov. 13, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2026
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	1.34%	[3]
Fee Waiver or Reimbursement	(0.24%)
Net Expenses (as a percentage of Assets)	1.10%
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Acquired Fund Fees and Expenses	0.04%	[2]
Expenses (as a percentage of Assets)	1.19%	[3]
Fee Waiver or Reimbursement	(0.24%)
Net Expenses (as a percentage of Assets)	0.95%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies, and are estimated for the current fiscal year.
[3]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.